Accrued Liabilities	6 Months Ended
Jul. 31, 2026
Accrued Liabilities
Accrued Liabilities

Note 11 - Accrued Liabilities

	July 31,	January 31,
	2026	2026
Accrued compensation and benefits	41,260	42,502
Accrued contingent consideration	17,541	10,761
Accrued professional fees	3,093	2,307
Other accrued liabilities	47,641	18,311
	109,535	73,881

Other accrued liabilities include accrued expenses related to third-party resellers and royalties, suppliers, and accrued restructuring charges, as well as a liability for shares to be repurchased under our automatic share purchase plan in the third quarter of 2027 (Note 15).